Debt (Details) - Part-11 - Pony Express Practice Acquistion [Member] - First South National Bank [Member] - Commercial Loan Two [Member] - USD ($)	Oct. 31, 2022	Dec. 31, 2022
Debt [Line Items]
Loan amount	$ 400,000
Fixed interest rate	5.97%
Amended date	Oct. 31, 2042
Fixed rate loan monthly payments	$ 2,859
Commercial loan issuance costs		$ 3,277